Basis of Preparation and Changes to the Group's Accounting Policies - Going Concern (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Preparation and Changes to the Group's Accounting Policies
Accumulated loss	€ 1,446,266	€ 1,359,317
Loan of guarantees by the Federal Government of Germany and the Free State of Bavaria	100,000
Additional funds in the aggregate amount	€ 32,000